Property and Equipment (Details) - Schedule of Investments in Property and Equipment - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule of Investments in Property and Equipment [Line Items]
Cost	$ 54,202	$ 54,254	$ 2,039,339	$ 2,033,456
Accumulated Depreciation	(26,308)	(19,323)	(106,773)	(15,760)
Net Investment	27,894	34,931	1,932,566	2,017,696
Computer [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost	33,387	33,401	33,543	32,330
Accumulated Depreciation	(18,739)	(11,856)	(11,904)	(3,637)
Net Investment	14,648	21,545	21,639	28,693
Furniture and fixtures [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost	20,815	20,853	73,975	69,305
Accumulated Depreciation	(7,569)	(7,467)	(22,355)	(2,065)
Net Investment	13,246	13,386	51,620	67,240
Land [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost			218,556	218,556
Accumulated Depreciation
Net Investment			218,556	218,556
Buildings and building improvements [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost			1,713,265	1,713,265
Accumulated Depreciation			(72,514)	(10,058)
Net Investment			1,640,751	1,703,207
Property, Plant and Equipment [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost	302,897	302,897	262,064	1,854,686
Accumulated Depreciation	(9,289)	(9,289)	(8,638)	(56,233)
Net Investment	293,608	293,608	253,426	1,798,453
Property, Plant and Equipment [Member] | Furniture and fixtures [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost	16,090	16,090	16,090	106,530
Accumulated Depreciation	(3,117)	(3,117)	(2,626)	(16,234)
Net Investment	12,973	12,973	13,464	90,296
Property, Plant and Equipment [Member] | Land [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost	19,690	19,690	19,690	138,283
Accumulated Depreciation
Net Investment	19,690	19,690	19,690	138,283
Property, Plant and Equipment [Member] | Buildings and building improvements [Member]
Schedule of Investments in Property and Equipment [Line Items]
Cost	267,117	267,117	226,284	1,609,873
Accumulated Depreciation	(6,172)	(6,172)	(6,012)	(39,999)
Net Investment	$ 260,945	$ 260,945	$ 220,272	$ 1,569,874